VIRTUS Seix Investment Grade Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024
($ reported in thousands)
	Par Value	Value
Municipal Bonds(1)—100.7%
California—1.2%
California County Tobacco Securitization Agency Revenue,
Series A 5.000%, 6/1/25	$ 200	$ 202
Series A 5.000%, 6/1/27	100	105
Series A 5.000%, 6/1/28	100	107
Los Angeles Unified School District, General Obligation, Series A 5.000%, 7/1/34	1,000	1,205
		1,619

Colorado—2.7%
Colorado Bridge & Tunnel Enterprise, Miscellaneous Revenue, Series A (AGM Insured) 5.250%, 12/1/49	610	685
Regional Transportation District,
Sales Tax Revenue, Series A 5.000%, 1/15/27	900	938
Sales Tax Revenue, Series A 5.000%, 7/15/27	1,025	1,078
State of Colorado, Certificates of Participation 6.000%, 12/15/39	755	911
		3,612

Connecticut—0.9%
City of Danbury, Bond Anticipation Notes, General Obligation, Series B 144A 5.000%, 2/24/25(2)	1,220	1,226
District of Columbia—1.8%
Metropolitan Washington Airports Authority Aviation Revenue, Series A (AMT) 5.000%, 10/1/29	1,165	1,260
Washington Metropolitan Area Transit Authority Dedicated Revenue, Sustainability Financed Bond 5.000%, 7/15/48	1,000	1,094
		2,354

Florida—7.8%
Florida Municipal Power Agency Revenue,
Series A 3.000%, 10/1/32	750	720
Series A 3.000%, 10/1/33	750	715
Marion County School Board, Certificates of Participation (AGM Insured) 5.000%, 6/1/43	1,530	1,706
Miami-Dade Seaport Department County Revenue, Senior Bonds, Series A (AMT) 5.000%, 10/1/40	2,500	2,713
Orange County School Board, Certificates of Participation, Series A 5.000%, 8/1/34	1,650	1,942
Tampa Bay Water,
Water Revenue, Series A 5.000%, 10/1/43	1,000	1,138
	Par Value	Value

Florida—continued
Water Revenue, Series A 5.000%, 10/1/49	$ 1,210	$ 1,345
		10,279

Idaho—1.9%
Idaho Housing & Finance Association,
Sales Tax Revenue 5.000%, 8/15/39	1,200	1,360
Sales Tax Revenue 5.000%, 8/15/40	1,000	1,124
		2,484

Illinois—8.2%
Chicago O’Hare International Airport Revenue, Senior Lien, Series D (AMT) 5.000%, 1/1/26	2,600	2,664
City of Chicago Wastewater Transmission Revenue,
Second Lien, Series A (AGM Insured) 5.250%, 1/1/40	2,650	2,985
Second Lien, Series B (AGM Insured) 5.000%, 1/1/39	1,000	1,114
State of Illinois, General Obligation (BAM-TCRS Insured) 5.000%, 2/1/36	3,500	3,999
		10,762

Indiana—3.3%
Indianapolis Local Public Improvement Bond Bank, Indianapolis Airport Authority Revenue 5.250%, 1/1/41	3,870	4,338
Louisiana—2.2%
State of Louisiana,
General Obligation, Series E 5.000%, 9/1/27	1,000	1,074
General Obligation, Series E 5.000%, 9/1/31	1,550	1,785
		2,859

Maryland—4.5%
Anne Arundel County, General Obligation 5.000%, 10/1/30	2,615	2,732
Washington Suburban Sanitary Commission, Water Revenue (CNTY GTD Insured) 5.000%, 6/15/30	3,000	3,183
		5,915

Massachusetts—1.4%
Massachusetts Bay Transportation Authority, Sales Tax Revenue,
Series A 5.000%, 7/1/36	750	919
Series A 5.000%, 7/1/40	750	870
		1,789

See Notes to Schedule of Investments

VIRTUS Seix Investment Grade Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024
($ reported in thousands)
	Par Value	Value

Mississippi—2.5%
State of Mississippi, General Obligation, Series C 5.000%, 10/1/36	$ 3,000	$ 3,220
Nevada—0.6%
Las Vegas Convention & Visitors Authority, Hotel Occupancy Tax Revenue, Series A 5.000%, 7/1/49	760	824
New Jersey—0.9%
New Jersey Economic Development Authority Revenue, Series QQQ 4.000%, 6/15/38	1,150	1,172
New York—10.7%
City of New York,
General Obligation, Series A 5.000%, 8/1/39	1,000	1,137
General Obligation, Series A 5.000%, 8/1/40	1,000	1,130
General Obligation, Series D-1 5.500%, 5/1/46	500	563
New York City Municipal Water Finance Authority,
Water Revenue, Series AA 5.000%, 6/15/49	915	1,013
Water Revenue, Series EE 5.000%, 6/15/45	1,445	1,524
New York City Transitional Finance Authority,
Income Tax Revenue, Series A-1 5.000%, 11/1/40	1,000	1,142
Income Tax Revenue, Series G-1 5.000%, 5/1/36	1,840	2,147
Income Tax Revenue, Series G-1 5.000%, 5/1/43	1,310	1,469
New York Transportation Development Corp., John F. Kennedy International Airport New Terminal One (AMT) (AGM Insured) 5.000%, 6/30/49	585	611
Port Authority of New York & New Jersey, Revenue (AMT) 5.000%, 1/15/38	1,000	1,102
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels Revenue, Series A 5.000%, 5/15/43	2,000	2,204
		14,042

North Dakota—2.3%
North Dakota Public Finance Authority, Water Revenue, Series A 5.000%, 10/1/28	3,000	3,000
Ohio—6.4%
Hamilton County, Life Enriching Communities Pro Revenue, Series A 5.500%, 1/1/43	355	378
State of Ohio, General Obligation, Series A 5.000%, 6/15/32	7,735	7,963
		8,341

	Par Value	Value

Oklahoma—0.4%
Oklahoma Water Resources Board, Clear Water Program Revenue 5.000%, 4/1/43	$ 500	$ 568
Oregon—4.6%
Hillsboro School District No. 1J, General Obligation (SCH BD GTY Insured) 5.000%, 6/15/31	1,000	1,063
Oregon State Lottery Revenue, Series A (MORAL OBLG Insured) 5.000%, 4/1/40	2,750	3,134
Port of Portland, Airport Revenue,
Series 24B (AMT) 5.000%, 7/1/26	750	774
Series 24B (AMT) 5.000%, 7/1/30	1,000	1,035
		6,006

Pennsylvania—7.4%
Lancaster County Hospital Authority Revenue
5.000%, 11/1/37	580	621
5.000%, 11/1/40	1,100	1,165
Pennsylvania Economic Development Financing Authority
PENNDOT Major Bridges Revenue (AMT) 5.250%, 6/30/35	750	834
PENNDOT Major Bridges Revenue (AMT) 5.500%, 6/30/38	1,000	1,124
PENNDOT Major Bridges Revenue (AMT) 5.500%, 6/30/41	2,000	2,215
Revenue, Series B 4.000%, 5/15/41	1,000	1,002
Pennsylvania Turnpike Commission,
Toll Highway Revenue, First Subordinate Series 5.000%, 12/1/39	1,000	1,128
Toll Highway Revenue, Series B 5.250%, 12/1/41	1,000	1,136
Toll Highway Revenue, Series B 5.250%, 12/1/52	400	443
		9,668

South Carolina—0.9%
South Carolina Jobs-Economic Development Authority, Novant Health Obligated Group Revenue, Series A 5.250%, 11/1/41	1,000	1,145
Texas—14.4%
Arlington Higher Education Finance Corp., Trinity Basin Preparatory Revenue (PSF-GTD Insured) 4.500%, 8/15/53	430	446
Brazosport Independent School District, General Obligation (PSF-GTD Insured) 5.000%, 2/15/28	1,080	1,169
Central Texas Regional Mobility Authority,
Toll Highway Revenue, Senior Lien, Series E 5.000%, 1/1/29	500	544
Toll Highway Revenue, Senior Lien, Series E 5.000%, 1/1/30	1,300	1,438
City of Austin, General Obligation 5.000%, 9/1/28	10	11

See Notes to Schedule of Investments

VIRTUS Seix Investment Grade Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024
($ reported in thousands)
	Par Value	Value

Texas—continued
City of Corpus Christi, Utility System Revenue, Series B 5.000%, 7/15/40	$ 1,450	$ 1,608
City of Dallas, Waterworks & Sewer System Revenue, Series A 5.000%, 10/1/31	6,845	7,117
City of Houston, Combined Utility System Revenue, First Subordinate Lien, Series A 5.000%, 11/15/38	1,400	1,610
Clifton Higher Education Finance Corp., Revenue (PSF-GTD Insured) 5.000%, 8/15/35	1,715	1,825
North Texas Municipal Water District Water System Revenue 5.000%, 9/1/31	500	541
Permanent University Fund - University of Texas System Revenue, Series B 5.000%, 7/1/36	1,300	1,568
Wichita Falls Independent School District, General Obligation (PSF-GTD Insured) 4.000%, 2/1/29	1,000	1,054
		18,931

Utah—1.0%
City of Salt Lake, Airport Revenue, Series A (AMT) 5.250%, 7/1/38	1,145	1,278
Virginia—1.0%
Virginia Resources Authority, Virginia Pooled Financing Program Lease Revenue, Series A 5.000%, 11/1/33	1,100	1,305
Washington—8.8%
Energy Northwest, Columbia Generating Station Electric Revenue, Series A 5.000%, 7/1/34	5,675	5,747
Grant County Public Hospital District No. 1, General Obligation 5.500%, 12/1/43	690	737
State of Washington, General Obligation, Series A-1 5.000%, 8/1/29	5,000	5,081
		11,565

Wisconsin—2.9%
Public Finance Authority
Renown Regional Medical Center Project Revenue 5.000%, 6/1/27	300	313
Renown Regional Medical Center Project Revenue 5.000%, 6/1/28	500	531
Renown Regional Medical Center Project Revenue 5.000%, 6/1/29	700	753
Renown Regional Medical Center Project Revenue 5.000%, 6/1/30	1,000	1,087
	Par Value	Value

Wisconsin—continued
Revenue 4.000%, 8/1/59(3)	$ 1,085	$ 1,091
		3,775

Total Municipal Bonds (Identified Cost $132,150)		132,077

Total Long-Term Investments—100.7% (Identified Cost $132,150)		132,077

	Shares
Short-Term Investment—0.4%
Money Market Mutual Fund—0.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.803%)(4)	590,293	590
Total Short-Term Investment (Identified Cost $590)		590

TOTAL INVESTMENTS—101.1% (Identified Cost $132,740)		$132,667
Other assets and liabilities, net—(1.1)%		(1,497)
NET ASSETS—100.0%		$131,170

Abbreviations:
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAM	Build America Municipal Insured
CNTY GTD	County Guarantee Program
MORAL OBLG	Moral Obligation Bond
PSF-GTD	Permanent School Fund Guarantee Program
SCH BD GTY	School Bond Guaranty
TCRS	Tennessee Consolidated Retirement System

Footnote Legend:
(1)	At September 30, 2024, 17.3% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2024, these securities amounted to a value of $1,226 or 0.9% of net assets.
(3)	Variable or step coupon security; interest rate shown reflects the rate in effect at September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(4)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

See Notes to Schedule of Investments

VIRTUS Seix Investment Grade Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of September 30, 2024, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
Municipal Bonds	$132,077	$—	$132,077
Money Market Mutual Fund	590	590	—
Total Investments	$132,667	$590	$132,077
There were no securities valued using significant unobservable inputs (Level 3) at September 30, 2024.
There were no transfers into or out of Level 3 related to securities held at September 30, 2024.
See Notes to Schedule of Investments

VIRTUS Seix Investment Grade Tax-Exempt Bond Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity-linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual Financials.